Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Carrying Amount of Goodwill by Segment

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2013 and 2012 were as follows:

(millions)	Total	Services	Technology
Balance at December 31, 2011	$192.5	$84.2	$108.3
Translation adjustments	(.2)	(.6)	.4
Balance at December 31, 2012	192.3	83.6	108.7
Translation adjustments	(3.6)	(3.6)	–
Balance at December 31, 2013	$188.7	$80.0	$108.7